Related Party Transactions	12 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Note 9. Related Party Transactions

Office Lease

The Company charged Kard Scientific (“KARD”) $1,800 for space for the two months of July and August, 2018. Dr. Menon, a significant shareholder of the Company and the former President of Research and former director of the Company, also serves as the Chief Operating Officer and Director of Kard Scientific. Dr. Menon’s employment was terminated with the Company on September 18, 2018, and Dr. Menon resigned from the Company’s Board of Directors on December 11, 2018. As of September 1, 2018, KARD no longer leases space from the Company.

Pre-clinical Studies

The Company previously engaged KARD to conduct specified pre-clinical studies. The Company did not have an exclusive arrangement with KARD. All work performed by KARD needed prior approval by the executive officers of the Company, and the Company retained all intellectual property resulting from the services by KARD. The Company no longer uses KARD. At June 30, 2019 and June 30, 2018, the accrued research and development expenses payable to KARD was approximately $1,486,000 and this amount was included in accounts payable.

Other related party transactions are disclosed in Note 10 below.